AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 98.9%
Communication Services - 5.6%
Alphabet, Inc., Class A*	1,112	$3,092,861
Electronic Arts, Inc.	10,697	1,353,278
Meta Platforms, Inc., Class A*	5,762	1,281,238

Total Communication Services		5,727,377
Consumer Discretionary - 11.9%
Amazon.com, Inc.*	722	2,353,684
Dollar General Corp.	7,592	1,690,207
The Home Depot, Inc.*	4,931	1,475,996
Lowe's Cos., Inc.	7,802	1,577,486
O'Reilly Automotive, Inc.*	2,726	1,867,201
Ross Stores, Inc.	13,886	1,256,128
Ulta Beauty, Inc.*	4,702	1,872,430

Total Consumer Discretionary		12,093,132
Consumer Staples - 3.5%
Altria Group, Inc.	33,923	1,772,477
The Procter & Gamble Co.	11,575	1,768,660

Total Consumer Staples		3,541,137
Energy - 1.9%
EOG Resources, Inc.	15,962	1,903,149
Financials - 3.6%
Raymond James Financial, Inc.	16,286	1,789,994
S&P Global, Inc.	4,410	1,808,894

Total Financials		3,598,888
Health Care - 19.5%
Abbott Laboratories	13,997	1,656,685
AmerisourceBergen Corp.	12,421	1,921,653
Danaher Corp.	6,345	1,861,179
HCA Healthcare, Inc.	6,962	1,744,817
Horizon Therapeutics PLC*	16,368	1,722,077
Johnson & Johnson	10,641	1,885,904
PerkinElmer, Inc.	9,670	1,687,028
Thermo Fisher Scientific, Inc.	3,149	1,859,957
UnitedHealth Group, Inc.	3,796	1,935,846
Vertex Pharmaceuticals, Inc.*	7,530	1,965,104
Zoetis, Inc.	8,512	1,605,278

Total Health Care		19,845,528
Industrials - 14.8%
3M Co.	8,988	1,338,133
Cintas Corp.	4,534	1,928,718
Donaldson Co., Inc.	27,761	1,441,629
Illinois Tool Works, Inc.	7,506	1,571,756
	Shares	Value

Lockheed Martin Corp.	4,097	$1,808,416
Roper Technologies, Inc.	3,863	1,824,225
Union Pacific Corp.	7,128	1,947,441
Vertiv Holdings Co.	83,495	1,168,930
Waste Management, Inc.	12,557	1,990,285

Total Industrials		15,019,533
Information Technology - 34.7%
Accenture PLC, Class A (Ireland)	4,888	1,648,380
Adobe, Inc.*	2,869	1,307,174
Akamai Technologies, Inc.*	16,192	1,933,163
Amphenol Corp., Class A	23,643	1,781,500
Apple, Inc.	22,032	3,847,008
Cadence Design Systems, Inc.*	11,624	1,911,683
CDW Corp.	9,904	1,771,727
Fortinet, Inc.*	5,685	1,942,792
Genpact, Ltd.	37,908	1,649,377
KLA Corp.	4,880	1,786,373
Lam Research Corp.	2,845	1,529,500
Mastercard, Inc., Class A	4,782	1,708,991
Microsoft Corp.	10,141	3,126,572
Motorola Solutions, Inc.	8,000	1,937,600
NVIDIA Corp.	7,778	2,122,305
ServiceNow, Inc.*	2,920	1,626,119
Texas Instruments, Inc.	10,322	1,893,881
Visa, Inc., Class A	7,752	1,719,161

Total Information Technology		35,243,306
Materials - 1.8%
Martin Marietta Materials, Inc.	4,772	1,836,695
Real Estate - 1.6%
CBRE Group, Inc., Class A*	17,618	1,612,399

Total Common Stocks (Cost $60,818,878)		100,421,144
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[1]	748,723	748,723
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[1]	385,706	385,706

Total Short-Term Investments (Cost $1,134,429)		1,134,429
Total Investments - 100.0% (Cost $61,953,307)		101,555,573
Other Assets, less Liabilities - (0.0)%#		(3,642)
Net Assets - 100.0%		$101,551,931

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
#	Less than (0.05)%.
[1]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$100,421,144	—	—	$100,421,144
Short-Term Investments
Other Investment Companies	1,134,429	—	—	1,134,429
Total Investments in Securities	$101,555,573	—	—	$101,555,573

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.